Warrants, Redeemable Convertible Preferred Stock and Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of Common Stock, Capital Shares Reserved for Conversion or Exercise
At September 30, 2025, the Company has reserved an aggregate of 4,831,124 shares of common stock for the conversion, exercise or issuance, as applicable, of the following outstanding securities:

Common warrants	244,425
Restricted stock units	185,247
Stock options and employee stock purchase program	4,401,452

Total shares	4,831,124

At December 31, 2024, the Company has reserved 16,152,751 shares of common stock for the conversion or exercise, as applicable, of the following securities:

Redeemable convertible preferred stock	12,729,349
Preferred warrants	10,377
Common warrants	672,633
Restricted stock units	113,819
Stock options	2,228,838

Total shares	15,755,015

Schedule of Redeemable Convertible Preferred Stock
See the table below for a roll forward of the total preferred stock from July 1, 2024 to September 30, 2024 and July 1, 2025 to September 30, 2025 and from January 1, 2024 to September 30, 2024 and January 1, 2025 to September 30, 2025, which details the total redeemable convertible preferred stock presented in the unaudited condensed consolidated statements of changes in redeemable convertible preferred stock and stockholders’ equity (in thousands, except share amounts):

	Series Seed Redeemable convertible preferred stock		Series A Redeemable convertible preferred stock		Series B Redeemable convertible preferred stock		Series C Redeemable convertible preferred stock		Series D Redeemable convertible preferred stock		Series E Redeemable convertible preferred stock		Series F Redeemable convertible preferred stock		Series F-1 Redeemable convertible preferred stock		Series G Redeemable convertible preferred stock
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance at July 1, 2024	5,045,368	$2,473	8,255,614	$5,179	18,894,315	$10,827	42,890,840	$24,908	39,656,811	$33,411	29,019,153	$29,738	74,840,147	$132,975	23,664,027	$49,392	92,041,042	$82,754
Issuance of Series G preferred stock, net	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	7,188,841	6,487
Balance at September 30, 2024	5,045,368	$2,473	8,255,614	$5,179	18,894,315	$10,827	42,890,840	$24,908	39,656,811	$33,411	29,019,153	$29,738	74,840,147	$132,975	23,664,027	$49,392	99,229,883	$89,241

Balance at July 1, 2025	5,045,368	$2,473	8,255,614	$5,179	18,894,315	$10,827	42,890,840	$24,908	39,656,811	$33,411	29,019,153	$29,738	74,840,147	$132,975	23,664,027	$49,392	99,229,883	$89,247
Conversion of preferred stock to common stock upon IPO	(5,045,368)	(2,473)	(8,255,614)	(5,179)	(18,894,315)	(10,827)	(42,890,840)	(24,908)	(39,656,811)	(33,411)	(29,019,153)	(29,738)	(74,840,147)	(132,975)	(23,664,027)	(49,392)	(99,229,883)	(89,247)

Balance at September 30, 2025	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—

	Series Seed Redeemable convertible preferred stock		Series A Redeemable convertible preferred stock		Series B Redeemable convertible preferred stock		Series C Redeemable convertible preferred stock		Series D Redeemable convertible preferred stock		Series E Redeemable convertible preferred stock		Series F Redeemable convertible preferred stock		Series F-1 Redeemable convertible preferred stock		Series G Redeemable convertible preferred stock
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance at January 1, 2024	5,045,368	$2,473	8,255,614	$5,179	18,894,315	$10,827	42,890,840	$24,908	39,656,811	$33,411	29,019,153	$29,738	74,840,147	$132,975	23,664,027	$49,392	34,972,704	$31,258
Issuance of Series G preferred stock, net	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	64,257,179	57,983
Balance at September 30, 2024	5,045,368	$2,473	8,255,614	$5,179	18,894,315	$10,827	42,890,840	$24,908	39,656,811	$33,411	29,019,153	$29,738	74,840,147	$132,975	23,664,027	$49,392	99,229,883	$89,241

Balance at January 1, 2025	5,045,368	$2,473	8,255,614	$5,179	18,894,315	$10,827	42,890,840	$24,908	39,656,811	$33,411	29,019,153	$29,738	74,840,147	$132,975	23,664,027	$49,392	99,229,883	$89,247
Conversion of preferred stock to common stock upon IPO	(5,045,368)	(2,473)	(8,255,614)	(5,179)	(18,894,315)	(10,827)	(42,890,840)	(24,908)	(39,656,811)	(33,411)	(29,019,153)	(29,738)	(74,840,147)	(132,975)	(23,664,027)	(49,392)	(99,229,883)	(89,247)

Balance at September 30, 2025	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—

See the table below for a roll forward of the total preferred stock from January 1, 2023 to December 31, 2024, which details the total redeemable convertible preferred stock presented in the consolidated statements of changes in redeemable convertible preferred stock and stockholders’ deficit (in thousands, except share amounts):

	Series Seed Redeemable convertible preferred stock		Series A Redeemable convertible preferred stock		Series B Redeemable convertible preferred stock		Series C Redeemable convertible preferred stock		Series D Redeemable convertible preferred stock		Series E Redeemable convertible preferred stock		Series F Redeemable convertible preferred stock		Series F-1 Redeemable convertible preferred stock	Series G Redeemable convertible preferred stock
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance at January 1, 2023	5,045,368	$2,473	8,255,614	$5,179	18,456,996	$10,228	42,890,840	$24,908	39,656,811	$33,411	29,019,153	$29,738	74,840,147	$132,975	23,664,027	$49,392	—	$—
Issuance of Series G Preferred stock, net	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	34,972,704	31,258
Exercise of warrants	—	—	—	—	437,319	599	—	—	—	—	—	—	—	—	—	—	—	—

Balance at December 31, 2023	5,045,368	$2,473	8,255,614	$5,179	18,894,315	$10,827	42,890,840	$24,908	39,656,811	$33,411	29,019,153	$29,738	74,840,147	$132,975	23,664,027	$49,392	34,972,704	$31,258
Issuance of Series G Preferred stock, net	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	64,257,179	57,989

Balance at December 31, 2024	5,045,368	$2,473	8,255,614	$5,179	18,894,315	$10,827	42,890,840	$24,908	39,656,811	$33,411	29,019,153	$29,738	74,840,147	$132,975	23,664,027	$49,392	99,229,883	$89,247

Schedule of Issuance of Common Stock Warrants Using Black Scholes Option Pricing Model Using Following Assumption	At the time of issuance, the Company valued these warrants using the Black-Scholes option pricing model using the following assumptions:

Risk-free interest rate	1.47% – 4.80%
Expected life	10 years
Dividend rate	0%
Volatility	35.14% – 65.00%
Fair value per share of common stock	$8.12 – $72.52

Schedule of Preferred Stock Liquidation Preference Per Share	an amount per share of preferred stock equal to the original issue price for such share of preferred stock plus all declared and unpaid dividends on such share of preferred stock for an aggregate liquidation value of approximately (in millions):

Series Seed	$2.5
Series A	$4.5
Series B	$10.4
Series C	$25.3
Series D	$34.9
Series E	$29.9
Series F-1	$137.0
Series F	$49.5
Series G	$178.6

Total	$472.6

Schedule of Preferred Stock Conversion	The warrants, which were issued on various dates between February 2012 and February 2017, expire between February 2022 and November 2026 and grant the holders the right to purchase in the aggregate the following shares of preferred stock:

	Shares	Exercise Price
Series A Preferred	797,351	$0.55
Series B Preferred	733,047	$0.55
Series C Preferred	290,563	$0.59

Schedule of Issuance of Preferred Stock Warrants Using Black Scholes Option Pricing Model
At the time of issuance, the Company has valued these warrants using the Black-Scholes option pricing model using the following assumptions:

Risk-free interest rate	1.74% – 2.37%
Expected life	10 years
Dividend rate	0%
Volatility	33.00% – 59.00%
Fair value per share of preferred stock	$15.40 – $16.52